Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Taxes [Abstract]
U.S. income	$ 320	$ 267	$ 211
Foreign income	58	45	48
State income	20	19	16
Deferred Income Taxes [Abstract]
Deferred Federal Tax Expense Benefit	193	187	286
Deferred Foreign Tax Expense Benefit	23	8	(3)
Deferred State And Local Tax Expense Benefit	1	(7)	1
Reconciliation of total taxes to nominal federal rate details [Abstract]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Amount	657	631	649
Effective Income Tax Rate Reconciliation Tax Exempt Income Amount	(29)	(31)	(31)
Effective Income Tax Rate Reconciliation Deductions Dividends Amount	(4)	(3)	(3)
Effective Income Tax Rate Reconciliation Tax Settlements Domestic Amount	(30)		(27)
Effective Income Tax Rate Reconciliation State And Local Income Taxes Amount	14	9	12
Effective Income Tax Rate Reconciliation Change In Deferred Tax Assets Valuation Allowance Amount	5	(93)	(2)
Effective Income Tax Rate Reconciliation Other Adjustments Amount	19	17	3
Total taxes	615	519	559
Deferred tax assets [Abstract]
Employee and retiree benefit plans	829	746
Investments, net	108	100
Other insurance and contractholder liabilities	443	391
Deferred gain on sale of business	46	58
Policy acquisition expenses	151	154
Loss carryforwards	8	76
Other accrued liabilities	109	107
Bad debt expense	17	18
Other	37	37
Deferred tax assets before valuation allowance	1,748	1,687
Valuation allowance for deferred tax assets	(45)	(26)
Deferred tax assets, net of valuation allowance	1,703	1,661
Deferred tax liabilities [Abstract]
Depreciation and amortization	377	314
Foreign operations, net	128	130
Unrealized appreciation (depreciation) on investments and foreign currency translation	395	287
Total deferred tax liabilities	900	731
Net deferred income tax assets	803	930
Reconciliation of unrecognized tax benefits details [Abstract]
Balance at January 1,	177	214	164
Increase (decrease) due to prior year positions	(113)	(55)	5
Increase due to current year positions	7	34	76
Reduction in net unrecognized tax benefit resulting from IRS examination	(17)	(13)	(28)
Reduction related to lapse of applicable statute of limitations	(2)	(3)	(3)
Balance at December 31,	52	177	214
Permanently Invested Foreign Earnings [Line Items]
Increase to shareholders' net income for change in foreign tax practices	(17)	(11)	(42)
Unrecognized deferred tax liabilities related to investments in South Korean and Hong Kong subsidiaries	70
Income Taxes Text Details [Abstract]
Amount included in unrecognized tax benefits that would impact net income if recognized	21
Liability for net interest and penalties	2	14	13
Effect of IRS examination to shareholders' net income	24		21
Income tax benefit related to IRS examination	33
Pre-tax charge associated with IRS examination	9
Effect of IRS examination to income from continuing operations			20
Effect of IRS examination to income from discontinued operations			1
Income Tax Examination Penalties Reduced From Examination Income Tax Expense			17
Income Tax Examination Penalties Reduced From Examination Pretax Charge			9
Reduction of interest and penalties resulting from IRS examination	11		13
Effect of new legislation	8
Unrecognized Tax Benefits Decreases Resulting From Examinations	11		8
Valuation Allowance [Line Items]
Valuation Allowance, Amount	15
South Korea [Member]
Permanently Invested Foreign Earnings [Line Items]
Increase to shareholders' net income for change in foreign tax practices	(13)	(16)	(42)
Hong Kong [Member]
Permanently Invested Foreign Earnings [Line Items]
Increase to shareholders' net income for change in foreign tax practices	$ (4)	$ 5